ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 13, 2022	Jessica Reece T +1 617 235 4636 jessica.reece@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Datum One Series Trust (the “Trust”) (File Nos. 333-237048 and 811-23556)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 4 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 9 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the Trust’s annual update to its Registration Statement and relates to Polar Capital Emerging Markets Stars Fund.

The Trust expects to file an amendment pursuant to Rule 485(b) under the 1933 Act on or prior to the effective date of this Amendment in order to include updated financial information.

No fees are required in connection with this filing. Should you have any questions concerning the attached filing, please contact the undersigned at (617) 235-4636 or Matthew Broucek at (312) 444-4620.

Very truly yours,

/s/ Jessica Reece
Jessica Reece

cc:	Matthew J. Broucek, Esq.

John Loder, Esq.